Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Expenses
Schedule of accounts payable and accrued expenses

	2011	2010

Accounts payable	$106,000	$312,000
Purchase commitment	—	600,000
Deferred Compensation	—	145,000
Accrued expenses	164,000	154,000
	$270,000	$1,211,000